UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                 Investment Company Act file number [811-05037]
                                                    -----------

                      [PROFESSIONALLY MANAGED PORTFOLIOS]
                      -----------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 [414-765-5348]
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2007
                         --------------

Date of reporting period:  JUNE 30, 2006
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

WOMEN'S EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006

      Shares                                                        Value
      ------                                                        -----
               COMMON STOCKS - 96.0%
               BANKS - 10.6%
       2,000   AmSouth Bancorporation                           $    52,900
      19,000   Bank of America Corp.                                913,900
       6,300   Comerica, Inc.                                       327,537
      12,600   Commerce Bancshares, Inc.                            630,630
       4,000   SunTrust Banks, Inc.                                 305,040
      13,000   Wachovia Corp.                                       703,040
      18,000   Wilmington Trust Corp.                               759,240
                                                                -----------
                                                                  3,692,287
                                                                -----------
               CAPITAL GOODS - 10.6%
       9,500   3M Co.                                               767,315
      12,000   Dover Corp.                                          593,160
      23,000   Illinois Tool Works, Inc.                          1,092,500
       8,000   Teleflex, Inc.                                       432,160
      10,800   W.W. Grainger, Inc.                                  812,484
                                                                -----------
                                                                  3,697,619
                                                                -----------
               CONSUMER DURABLES & APPAREL - 3.3%
      20,000   Leggett & Platt, Inc.                                499,600
       8,000   Nike, Inc. - Class B                                 648,000
                                                                -----------
                                                                  1,147,600
                                                                -----------
               DIVERSIFIED FINANCIALS - 6.9%
      11,000   American Express Co.                                 585,420
       3,000   The Charles Schwab Corp.                              47,940
      11,500   Northern Trust Corp.                                 635,950
       8,000   State Street Corp.                                   464,720
      18,000   T. Rowe Price Group, Inc.                            680,580
                                                                -----------
                                                                  2,414,610
                                                                -----------
               ENERGY - 7.3%
       7,000   Apache Corp.                                         477,750
      30,000   BP PLC - ADR                                       2,088,300
                                                                -----------
                                                                  2,566,050
                                                                -----------
               FOOD & STAPLES RETAILING - 3.6%
      14,000   Costco Wholesale Corp.                               799,820
      15,600   Sysco Corp.                                          476,736
                                                                -----------
                                                                  1,276,556
                                                                -----------
               FOOD BEVERAGE & TOBACCO - 3.0%
       8,000   The Hershey Co.                                      440,560
      10,000   PepsiCo, Inc.                                        600,400
                                                                -----------
                                                                  1,040,960
                                                                -----------
               HEALTH CARE EQUIPMENT & SERVICES - 9.1%
       7,000   Becton, Dickinson & Co.                              427,910
      13,500   Biomet, Inc.                                         422,415
       8,000   C.R. Bard, Inc.                                      586,080
       8,000   Caremark Rx, Inc. (a)<F1>                            398,960
       8,000   Henry Schein, Inc. (a)<F1>                           373,840
      10,500   Medtronic, Inc.                                      492,660
       5,200   Respironics, Inc. (a)<F1>                            177,944
       7,500   Stryker Corp.                                        315,825
                                                                -----------
                                                                  3,195,634
                                                                -----------
               HOUSEHOLD & PERSONAL PRODUCTS - 5.3%
      10,500   Avon Products, Inc.                                  325,500
      12,000   Colgate-Palmolive Co.                                718,800
      10,000   The Estee Lauder Cos., Inc. - Class A                386,700
       7,500   Procter & Gamble Co.                                 417,000
                                                                -----------
                                                                  1,848,000
                                                                -----------
               INSURANCE - 2.8%
       7,400   American International Group, Inc.                   436,970
      10,600   Chubb Corp.                                          528,940
                                                                -----------
                                                                    965,910
                                                                -----------
               MATERIALS - 6.8%
       7,000   Aptargroup, Inc.                                     347,270
      13,800   Bemis, Inc.                                          422,556
      12,000   Ecolab, Inc.                                         486,960
      11,000   Praxair, Inc.                                        594,000
       7,000   Sigma-Aldrich Corp.                                  508,480
                                                                -----------
                                                                  2,359,266
                                                                -----------
               PHARMACEUTICALS & BIOTECHNOLOGY - 7.6%
       6,000   Amgen, Inc. (a)<F1>                                  391,380
       9,000   GlaxoSmithKline PLC - ADR                            502,200
      10,000   Johnson & Johnson                                    599,200
      18,000   Mylan Laboratories, Inc.                             360,000
       9,000   Novartis AG - ADR                                    485,280
      10,000   Teva Pharmaceutical Industries, Ltd. - ADR           315,900
                                                                -----------
                                                                  2,653,960
                                                                -----------
               RETAILING - 3.9%
      13,000   Home Depot, Inc.                                     465,270
      17,500   Ross Stores, Inc.                                    490,875
      16,000   Staples, Inc.                                        389,120
         700   TJX Cos., Inc.                                        16,002
                                                                -----------
                                                                  1,361,267
                                                                -----------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
      22,000   Applied Materials, Inc.                              358,160
      27,000   Intel Corp.                                          511,650
      10,000   Texas Instruments, Inc.                              302,900
                                                                -----------
                                                                  1,172,710
                                                                -----------
               SOFTWARE & SERVICES - 3.4%
       7,400   Adobe Systems, Inc. (a)<F1>                          224,664
       5,500   Automatic Data Processing, Inc.                      249,425
      31,000   Microsoft Corp.                                      722,300
                                                                -----------
                                                                  1,196,389
                                                                -----------
               TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
      18,000   Dell, Inc. (a)<F1>                                   439,380
      30,000   EMC Corp. (a)<F1>                                    329,100
       6,000   International Business Machines Corp.                460,920
      22,000   Nokia Corp. - ADR                                    445,720
                                                                -----------
                                                                  1,675,120
                                                                -----------
               TELECOMMUNICATION SERVICES - 1.6%
         500   Alltel Corp.                                          31,915
       7,000   AT&T, Inc.                                           195,230
       9,000   BellSouth Corp.                                      325,800
                                                                -----------
                                                                    552,945
                                                                -----------
               TRANSPORTATION - 2.0%
       8,500   United Parcel Service, Inc. - Class B                699,805
                                                                -----------
               TOTAL COMMON STOCKS
               (Cost $27,887,543)                                33,516,688
                                                                -----------
    Principal
     Amount                                                         Value
     ------                                                         -----
               BONDS - 1.4%
               MICROFINANCE SECURITIES:  1.4%
    $500,000   Blue Orchard Microfinance Securities I, LLC
                 4.936%, 07/31/2011 (b)<F2>                         485,000
                                                                -----------
               TOTAL BONDS
               (Cost $500,000)                                      485,000
                                                                -----------

     Shares
     ------
               SHORT TERM INVESTMENTS - 2.6%
               Short-Term Investments - 2.6%
     902,663   Fidelity Government Portfolio - Class I              902,663
                                                                -----------
               TOTAL SHORT TERM INVESTMENTS
               (Cost $902,662)                                      902,663
                                                                -----------
               TOTAL INVESTMENTS IN SECURITIES
               (Cost $29,290,205) - 100.0%                       34,904,351
               Other Assets in Excess of Liabilities - 0.0%             104
                                                                -----------
               NET ASSETS - 100.0%                              $34,904,455
                                                                -----------
                                                                -----------
ADR       American Depositary Receipt.
(a)<F1>   Non-income producing security.
(b)<F2> Restricted security purchased in private placement transaction and valued at its fair value under the supervision of the Board of Trustees.

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows:

Cost of investments*<F3>               $29,290,205
Gross unrealized appreciation            6,210,769
Gross unrealized depreciation             (596,623)
                                       -----------
Net unrealized appreciation            $ 5,614,146
                                       -----------
                                       -----------

*<F3> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------------------------------
                              Robert M. Slotky, President

     Date   August 25, 2006
            ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F4> /s/ Robert M. Slotky
                                   ---------------------------
                                   Robert M. Slotky, President

     Date  August 25, 2006
           -----------------------

     By (Signature and Title)*<F4>/s/ Eric W. Falkeis
                                  --------------------------------------
                                  Eric W. Falkeis, Treasurer

     Date  August 29, 2006
           ---------------------

*<F4> Print the name and title of each signing officer under his or her signature.